Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of disclosure of significant transactions
The compensation presented below, granted to the members of the Executive Board and Supervisory Board was recognized in expenses over the period shown:

	For the year ended December 31,
(in thousands of euros)	2025	2024	2023
Salaries, wages and benefits	2,542	2,272	1,735
Share-based payments	2,781	3,254	2,386
Supervisory Board’s fees	407	392	225
Total compensation to related parties	5,730	5,918	4,346
The parties mutually agreed in the fourth quarter of 2024 on the conditions of the transfer to an entity of the Johnson & Johnson group of the global sponsorship of the ongoing NANORAY-312 Phase 3 pivotal trial in head and neck cancer, in preparation for potential regulatory submission in the event of positive trial results, the foregoing resulting in the implementation of the Janssen TSA and the Janssen AAA.

At the end of 2025, the Company has completed such transfer of the global sponsorship in the majority of regions. Isolated countries with slower regulatory transfer process are due to be fully transferred by the first quarter of 2026.
During the fiscal year ended December 31, 2025, the group conducted transactions with Janssen (see Note 4.1. - Global License Agreement with Janssen Pharmaceutica NV and Note 16 - Revenues and other income). The payments between the two companies as well as the liabilities and receivables are as the table below :

	For the year ended December 31, 2025
(in thousands of euros)	Payments	Assets/(Liabilities)
Collection (Janssen towards Nanobiotix SA) / Receivables	13,196	2,136
Payments (Nanobiotix SA towards Janssen) / Payables	(5,486)	(5,431)
Total	7,710	(3,295)

	For the year ended December 31, 2024
(in thousands of euros)	Payments	Assets/(Liabilities)
Collection (Janssen towards Nanobiotix SA) / Receivables	24,978	2,974
Payments (Nanobiotix SA towards Janssen) / Payables	—	(35,990)
Total	24,978	(33,016)